Commitments (Schedule of Future Aggregate Minimum Lease Payments Under non-cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Lease IFRS16	$ 69,938	$ 40,750
Falling due within 1 year[member]
Disclosure Of Commitments [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Lease IFRS16	47,450	32,180
Falling due within 1 - 3 years[member]
Disclosure Of Commitments [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Lease IFRS16	18,032	5,777
Falling due within 3 - 5 years[members]
Disclosure Of Commitments [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Lease IFRS16	2,500	2,793
Falling due over 5 years[member]
Disclosure Of Commitments [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Lease IFRS16	$ 1,956	$ 0